Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2022	$ 84,157,276	$ 18,138	$ 291,443	$ 7,864,267	$ (4,152,577)	$ 297,429	$ 88,475,976
Balance, shares at Jun. 30, 2022	1,510,262	9,069,000
Net loss for the period				(2,954,758)		(57,103)	(3,011,861)
Issuance shares for services	$ 334,500						334,500
Issuance shares for services, shares	42,500
Foreign currency translation loss					(2,316,856)	(9,243)	(2,326,099)
Balance at Dec. 31, 2022	$ 84,491,776	$ 18,138	291,443	4,909,509	(6,469,433)	231,083	83,472,516
Balance, shares at Dec. 31, 2022	1,552,762	9,069,000
Balance at Jun. 30, 2023	$ 85,716,578	$ 18,138	291,443	664,004	(10,345,832)	974	76,345,305
Balance, shares at Jun. 30, 2023	1,552,762	9,069,000
Net loss for the period				(3,196,617)		(934)	(3,197,551)
Issuance shares for services	242,500						242,500
Foreign currency translation loss					1,666,557	3	1,666,560
Reverse split shares	$ (810)						(810)
Reverse split shares, shares	(196)
Exercise of warrants	$ 15,101						15,101
Exercise of warrants, shares	5,000
Options granted for services	$ 156,970						156,970
Warrants modification	239,308						239,308
Balance at Dec. 31, 2023	$ 86,369,647	$ 18,138	$ 291,443	$ (2,532,613)	$ (8,679,275)	$ 43	$ 75,467,383
Balance, shares at Dec. 31, 2023	1,557,566	9,069,000